Gain on Sale of a Business (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Asset Held For Sale And Discontinued Operations [Abstract]
Schedule of sale of facility and business
The following is the breakdown of the net liabilities that were derecognized:

(in millions)	December 31, 2022
Property, plant and equipment	$83
Inventories	43
Total Assets	126
Lease liabilities	(47)
Other current and non-current liabilities	(88)
Total Liabilities	(135)
Net Liabilities	$(9)